Basis of preparation and basis of measurement of financial statements - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of basis of preparation of financial statements [abstract]
Noon buying rate	75.87
Trade and other receivables reclassified to acceptances		₨ 136,000,000
Trade and other payables reclassified to acceptances		₨ 2,684,000,000